Shareholders’ Equity (Details)								12 Months Ended
		Jan. 15, 2026 $ / shares	Jul. 29, 2025 HKD ($) shares	Jul. 29, 2025 USD ($) $ / shares shares	Jul. 24, 2025 HKD ($)	Jul. 24, 2025 USD ($) $ / shares shares	Aug. 13, 2024 $ / shares shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 $ / shares shares	Dec. 04, 2024 $ / shares shares
Shareholders’ Equity [Line Items]
Share split							1-to-1,800
Gross proceeds								$ 45,131,640	$ 5,798,522
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Share split		one (1) share for twelve (12) shares.
Subsequent Event [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Share split		one (1) share for twelve (12) shares
Class A Ordinary Shares [Membe]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]								27,000,000			27,000,000
Ordinary share, par value | $ / shares	[1]
Ordinary shares, shares issued	[1]								1,638,959			1,500,000
Ordinary shares, shares outstanding	[1]								1,638,959			1,500,000
Class A Ordinary Shares [Membe] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Offering price | $ / shares
Class B Ordinary Shares [Membe]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized									3,000,000			3,000,000
Ordinary share, par value | $ / shares
Ordinary shares, shares issued									375,000			375,000
Ordinary shares, shares outstanding									375,000			375,000
Class B Ordinary Shares [Membe] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Offering price | $ / shares
IPO [Member] | Class A Ordinary Shares [Membe]
Shareholders’ Equity [Line Items]
Ordinary share, par value | $ / shares				$ 0		$ 0
Ordinary shares, shares issued						1,450,000
Offering price | $ / shares				$ 4		$ 4
Gross proceeds | $				$ 870,000		$ 5,800,000
Net proceeds			$ 6,224,106	$ 792,900	$ 38,907,534	$ 4,956,500
Sales of additional			217,500	217,500
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							360,000,000						200,000
Ordinary share, par value | $ / shares
Common Stock [Member] | Class A Ordinary Shares [Membe]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							324,000,000
Ordinary share, par value | $ / shares
Ordinary shares, shares issued							18,000,000						180,000
Ordinary shares, shares outstanding							18,000,000
Common Stock [Member] | Class B Ordinary Shares [Membe]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							36,000,000
Ordinary share, par value | $ / shares
Ordinary shares, shares issued							4,500,000						20,000
Ordinary shares, shares outstanding									4,500,000

[1]	Giving retroactive effect to a share consolidation ratio of 12-to-1 on January 15, 2026.